Delaware VIP® Trust — Delaware VIP Total Return Series
Schedule of investments
March 31, 2020 (Unaudited)

	Principal	Value		Principal	Value
	amount°	(US $)		amount°	(US $)
Agency Mortgage-Backed			Convertible Bonds (continued)
Securities - 0.69%			Consumer Non-Cyclical (continued)
Fannie Mae S. F. 30 yr			Paratek Pharmaceuticals 4.75% exercise
4.00% 3/1/47	66,089	$71,100	price $15.90, maturity date 5/1/24	177,000	$137,848
4.50% 8/1/41	59,544	65,254	Vector Group 1.75% exercise price
4.50% 11/1/47	14,469	15,851	$20.27, maturity dat e 4/15/20 •	171,000	171,085
5.00% 3/1/42	52,804	58,490			865,401
5.00% 7/1/47	13,760	15,292	Electric - 0.31%
Freddie Mac S. F. 30 yr			NRG Energy 2.75% exercise price
4.50% 12/1/43	79,928	87,392
			$47.74,maturitydate6/1/48	148,000	141,340
Total Agency Mortgage-Backed
					141,340
Securities (cost $312,038)		313,379
			Energy - 1.12%
Convertible Bonds - 9.82%			Cheniere Energy 4.25% exercise price
Capital Goods - 0.34%			$138.38, maturity dat e 3/15/45	328,000	162,410
Chart Industries 144A 1.00% exercise			Helix Energy Solutions Group 4.25%
price $58.73, maturity date 11/15/24 #.	102,000	80,225	exercise price $13.89, maturity date
Dycom Industries 0.75% exercise price			5/1/22	155,000	116,945
$96.89, maturity date 9/15/21	88,000	74,690	PDC Energy 1.125% exercise price
		154,915	$85.39, maturity date 9/15/21	282,000	231,424
Communications - 1.58%					510,779
DISH Network 2.375% exercise price			Financials - 0.86%
$82.22, maturity date 3/15/24	242,000	192,693	GAIN Capital Holdings 5.00% exercise
GCI Liberty 144A 1.75% exercise price			price $8.20, maturity date 8/15/22	200,000	199,295
$370.52, maturity date 9/30/46 #	184,000	232,533	Jazz Investments I 1.875% exercise
InterDigital 144A 2.00% exercise price			price $199.77, maturity date 8/15/21	200,000	190,250
$81.29, maturity date 6/1/24 #	156,000	143,621			389,545
Liberty Media 2.25% exercise price			Real Estate Investment Trusts - 0.32%
$33.85, maturity date 9/30/46	315,000	148,204	Blackstone Mortgage Trust 4.75%
		717,051	exercise price $36.23, maturity date
Consumer Cyclical - 0.48%			3/15/23	181,000	142,990
Meritor 3.25% exercise price $39.92,					142,990
maturity date 10/15/37	91,000	77,464	Technology - 2.90%
Team 5.00% exercise price $21.70,			Boingo Wireless 1.00% exercise price
maturity date 8/1/23	187,000	142,587	$42.32, maturity date 10/1/23	305,000	272,519
		220,051	CSG Systems International 4.25%
Consumer Non-Cyclical - 1.91%			exercise price $56.81, maturity date
BioMarin Pharmaceutical 0.599%			3/15/36	162,000	165,388
exercise price $124.67, maturity date			Knowles 3.25% exercise price $18.43,
8/1/24	129,000	135,506	maturity date 11/1/21	68,000	70,167
Chefs’ Warehouse 144A 1.875%			Ligand Pharmaceuticals 0.75% exercise
exercise price $44.20, maturity date			price $248.48, maturity date 5/15/23	98,000	81,156
12/1/24 #	76,000	47,263	ON Semiconductor 1.625% exercise
Collegium Pharmaceutical 2.625%			price $20.72, maturity date 10/15/23	64,000	63,726
exercise price $29.19, maturity date			Pluralsight 144A 0.375% exercise price
2/15/26	37,000	33,875	$38.76, maturity date 3/1/24 #	201,000	148,790
FTI Consulting 2.00% exercise price			Quotient Technology 1.75% exercise
$101.38, maturity date 8/15/23	172,000	225,197	price $17.36, maturity date 12/1/22	177,000	158,882
Integra LifeSciences Holdings 144A			Retrophin 2.50% exercise price $38.80,
0.50% exercise price $73.67, maturity			maturity date 9/15/25	158,000	124,725
date 8/15/25 #	129,000	114,627	Synaptics 0.50% exercise price $73.02,
			maturity date 6/15/22	64,000	66,696

NQ-FL7 [3/20] 5/20 (1179284) Total Return Series-1

Delaware VIP® Total Return Series
Schedule of investments (continued)

	Principal	Value		Principal	Value
	amount°	(US $)		amount°	(US $)
Convertible Bonds (continued)			Corporate Bonds (continued)
Technology (continued)			Basic Industry (continued)
Verint Systems 1.50% exercise price			Standard Industries 144A 4.75%
64.46, maturity date 6/1/21	170,000	$ 164,758	1/15/28 #	80,000	$74,233
		1,316,807	Steel Dynamics 5.00% 12/15/26	65,000	67,944
Total Convertible Bonds			Univar Solutions USA 144A 5.125%
(cost $4,998,929)		4,458,879	12/1/27 #	25,000	22,889
					490,587
Corporate Bonds - 14.70%			Brokerage - 0.03%
Banking - 1.56%			Jefferies Group 4.15% 1/23/30	15,000	14,395
Ally Financial 5.75% 11/20/25	100,000	98,570			14,395
Bank of America
2.496% 2/13/31 µ	30,000	28,895	Capital Goods - 0.73%
3.458% 3/15/25 µ	20,000	20,658	Bombardier 144A 6.00% 10/15/22 #	30,000	22,725
Credit Suisse Group 144A 6.25% #µy	200,000	185,722	Crown Americas 4.25% 9/30/26	55,000	54,645
JPMorgan Chase & Co.			L3Harris Technologies 2.90% 12/15/29 .	5,000	4,754
4.023% 12/5/24 µ	10,000	10,611	Mauser Packaging Solutions Holding
5.00%µy	10,000	9,382	144A 5.50% 4/15/24 #	70,000	64,923
Morgan Stanley			Roper Technologies 2.35% 9/15/24	20,000	19,481
2.954% (LIBOR03M + 1.22%)			TransDigm 144A 6.25% 3/15/26 #	65,000	65,040
5/8/24 •	5,000	4,797	United Rentals North America 5.25%
5.00% 11/24/25	10,000	11,073	1/15/30	85,000	85,446
PNC Financial Services Group 2.60%			Waste Management
7/23/26	20,000	20,246	3.45% 6/15/29	10,000	10,726
Popular 6.125% 9/14/23	75,000	70,031	4.15% 7/15/49	5,000	5,775
Royal Bank of Scotland Group 8.625%					333,515
µy	200,000	196,065	Communications - 1.65%
State Street 3.30% 12/16/24	20,000	21,071	Altice France 144A 7.375% 5/1/26 #	200,000	203,110
Truist Bank 2.636% 9/17/29 µ	15,000	14,387	AT&T
US Bancorp 3.375% 2/5/24	10,000	10,641	4.35% 3/1/29	15,000	16,164
USB Capital IX 3.50% (LIBOR03M +			4.90% 8/15/37	10,000	11,263
1.02%) y•	10,000	7,467	Charter Communications Operating
		709,616	4.80% 3/1/50	5,000	5,235
			5.05% 3/30/29	10,000	10,879
Basic Industry - 1.08%			Comcast 3.20% 7/15/36	10,000	10,596
Chemours			Crown Castle International 5.25%
5.375% 5/15/27	50,000	38,621
7.00% 5/15/25	15,000	12,581	1/15/23	15,000	15,929
FMG Resources August 2006 144A			Front Range BidCo 144A 4.00%
5.125% 5/15/24 #	30,000	29,738	3/1/27 #	60,000	57,750
Freeport-McMoRan			Level 3 Financing 144A 3.875%
4.55% 11/14/24	25,000	23,765	11/15/29 #	50,000	47,205
5.45% 3/15/43	42,000	37,918	Ooredoo International Finance 144A
HD Supply 144A 5.375% 10/15/26 #	40,000	39,163	5.00% 10/19/25 #	200,000	211,588
Lennar 5.00% 6/15/27	15,000	13,853	Sprint 7.125% 6/15/24	80,000	88,399
Methanex 5.25% 12/15/29	20,000	15,069	Time Warner Cable 7.30% 7/1/38	5,000	6,159
Newmont			Time Warner Entertainment 8.375%
2.25% 10/1/30	10,000	9,273	3/15/23	5,000	5,496
2.80% 10/1/29	20,000	19,174	Verizon Communications
Olin			4.50% 8/10/33	15,000	18,094
5.00% 2/1/30	20,000	17,289	4.522% 9/15/48	5,000	6,339
5.125% 9/15/27	60,000	54,032	ViacomCBS 4.375% 3/15/43	20,000	17,830
PulteGroup 5.00% 1/15/27	15,000	15,045

NQ-FL7 [3/20] 5/20 (1179284) Total Return Series-2

Delaware VIP® Total Return Series
Schedule of investments (continued)

	Principal	Value		Principal	Value
	amount°	(US $)		amount°	(US $)
Corporate Bonds (continued)			Corporate Bonds (continued)
Communications (continued)			Electric (continued)
Vodafone Group			NextEra Energy Capital Holdings
4.25% 9/17/50	5,000	$ 5,158	2.90% 4/1/22	5,000	$5,050
4.875% 6/19/49	10,000	11,183	3.15% 4/1/24	5,000	5,126
		748,377	PacifiCorp 3.50% 6/15/29	10,000	10,205
Consumer Cyclical - 1.02%			Southern California Edison
Allison Transmission 144A 5.875%			4.00% 4/1/47	5,000	5,230
6/1/29 #	60,000	59,218	4.20% 3/1/29	10,000	10,653
Aramark Services 144A 5.00% 2/1/28 # .	65,000	60,851	4.875% 3/1/49	5,000	5,801
Boyd Gaming 6.00% 8/15/26	60,000	52,113	Southwestern Electric Power 4.10%
General Motors Financial 5.25% 3/1/26 .	20,000	17,688	9/15/28	15,000	16,123
Hilton Worldwide Finance 4.875%			Xcel Energy 3.50% 12/1/49	5,000	4,464
4/1/27	70,000	66,889			165,552
Lowe’s 4.55% 4/5/49	15,000	16,668	Energy - 1.55%
MGM Resorts International 5.75%			Cheniere Corpus Christi Holdings
6/15/25	6,000	5,415	5.875% 3/31/25	20,000	18,251
Murphy Oil USA 4.75% 9/15/29	83,000	78,273	Cheniere Energy Partners 144A 4.50%
Scientific Games International 144A			10/1/29 #	40,000	35,822
8.25% 3/15/26 #	24,000	15,498	Crestwood Midstream Partners
William Carter 144A 5.625% 3/15/27 #	30,000	28,966	144A 5.625% 5/1/27 #	30,000	16,719
Yum! Brands 144A 4.75% 1/15/30 #	65,000	60,902	6.25% 4/1/23	5,000	2,832
		462,481	Energy Transfer Operating
Consumer Non-Cyclical - 0.89%			5.25% 4/15/29	10,000	8,485
AbbVie 144A 2.95% 11/21/26 #	5,000	5,106	6.25% 4/15/49	5,000	4,247
Amgen 2.45% 2/21/30	5,000	4,994	Hilcorp Energy I 144A 5.00% 12/1/24 #	35,000	16,406
Anheuser-Busch InBev Worldwide			KazMunayGas National 144A 5.375%
3.65% 2/1/26	15,000	15,790	4/24/30#	264,000	261,096
4.75% 1/23/29	5,000	5,509	Marathon Oil 4.40% 7/15/27	20,000	13,380
Cott Holdings 144A 5.50% 4/1/25 #	34,000	33,193	MPLX
CVS Health 3.25% 8/15/29	20,000	19,596	4.00% 3/15/28	5,000	4,454
DH Europe Finance II 3.25% 11/15/39	50,000	49,004	4.80% 2/15/29	10,000	8,833
Gilead Sciences 4.15% 3/1/47	15,000	18,429	5.50% 2/15/49	5,000	4,238
JBS USA 144A 6.50% 4/15/29 #	78,000	84,103	Murphy Oil 5.875% 12/1/27	36,000	18,956
Pilgrim’s Pride 144A 5.875% 9/30/27 #	65,000	65,127	Noble Energy
Post Holdings 144A 5.50% 12/15/29 #	98,000	102,199	3.25% 10/15/29	15,000	8,820
		403,050	4.95% 8/15/47	5,000	3,037
			NuStar Logistics 5.625% 4/28/27	30,000	23,231
Electric - 0.37%			Sabine Pass Liquefaction 5.625%
CenterPoint Energy			3/1/25	5,000	4,598
3.85% 2/1/24	10,000	10,163	Sinopec Group Overseas Development
4.25% 11/1/28	10,000	10,278
Duke Energy 4.875% µy	10,000	8,407	2018 144A 2.50% 8/8/24 #	200,000	200,519
Duke Energy Indiana			Southwestern Energy 7.75% 10/1/27	38,000	25,273
2.75% 4/1/50	10,000	9,234	Targa Resources Partners 5.375%
3.25% 10/1/49	10,000	10,154	2/1/27	30,000	24,857
Entergy Mississippi 2.85% 6/1/28	5,000	5,037			704,054
Entergy Texas 3.55% 9/30/49	15,000	15,421	Finance Companies - 0.12%
Evergy 2.90% 9/15/29	15,000	14,297	Air Lease 3.00% 2/1/30	5,000	3,637
National Rural Utilities Cooperative			Avolon Holdings Funding
Finance			144A 3.95% 7/1/24 #	5,000	4,192
2.85% 1/27/25	15,000	15,138	144A 4.375% 5/1/26 #	15,000	12,052
5.25% 4/20/46 µ	5,000	4,771

NQ-FL7 [3/20] 5/20 (1179284) Total Return Series-3

Delaware VIP® Total Return Series
Schedule of investments (continued)

	Principal	Value		Principal	Value
	amount°	(US $)		amount°	(US $)
Corporate Bonds (continued)			Corporate Bonds (continued)
Finance Companies (continued)			Services - 0.23%
International Lease Finance 8.625%			Prime Security Services Borrower 144A
1/15/22	35,000	$ 33,972	5.75% 4/15/26 #	70,000	$68,994
		53,853	Service Corp. International 4.625%
Financials - 0.58%			12/15/27	36,000	36,251
AerCap Global Aviation Trust 144A					105,245
6.50% 6/15/45 #µ	200,000	167,310	Technology - 0.09%
DAE Funding 144A 5.75% 11/15/23 #	30,000	28,012	Global Payments
E*TRADE Financial 5.875% µy	70,000	67,035	2.65% 2/15/25	15,000	14,899
		262,357	3.20% 8/15/29	5,000	4,914
Healthcare - 1.05%			NXP 144A 4.875% 3/1/24 #	20,000	21,391
Bausch Health 144A 5.50% 11/1/25 #	80,000	81,324			41,204
Charles River Laboratories International			Technology & Electronics - 0.53%
144A 4.25% 5/1/28 #	85,000	82,403	CDK Global 144A 5.25% 5/15/29 #	70,000	71,663
CHS 144A 6.625% 2/15/25 #	25,000	23,313	CommScope Technologies 144A 5.00%
Encompass Health 4.75% 2/1/30	80,000	79,244	3/15/27 #	25,000	21,877
HCA			Iron Mountain 144A 5.25% 3/15/28 #	60,000	59,601
5.375% 2/1/25	70,000	71,662	SS&C Technologies 144A 5.50%
5.875% 2/15/26	40,000	41,878	9/30/27 #	85,000	88,134
Hill-Rom Holdings 144A 4.375%					241,275
9/15/27 #	30,000	29,806	Transportation - 0.06%
Hologic 144A 4.625% 2/1/28 #	40,000	39,942	FedEx 4.05% 2/15/48	15,000	13,275
Tenet Healthcare 8.125% 4/1/22	30,000	28,510	Union Pacific 3.25% 2/5/50	15,000	14,783
		478,082			28,058
Insurance - 0.52%			Utilities - 0.84%
Centene			Calpine
144A 3.375% 2/15/30 #	45,000	42,019	144A 4.50% 2/15/28 #	16,000	15,568
144A 4.625% 12/15/29 #	30,000	30,317	144A 5.25% 6/1/26 #	55,000	52,633
144A 5.375% 8/15/26 #	60,000	61,875	Empresas Publicas de Medellin 144A
HUB International 144A 7.00% 5/1/26 # .	45,000	44,891	4.25% 7/18/29 #	264,000	227,315
USI 144A 6.875% 5/1/25 #	60,000	56,248	Vistra Operations
		235,350	144A 5.00% 7/31/27 #	60,000	61,233
Media - 1.80%			144A 5.50% 9/1/26 #	25,000	25,924
AMC Networks 4.75% 8/1/25	70,000	68,513			382,673
Cablevision Systems 5.875% 9/15/22	2,000	2,031
			Total Corporate Bonds
CCO Holdings
144A 5.375% 6/1/29 #	40,000	41,326	(cost $7,296,882)		6,675,060
144A 5.875% 5/1/27 #	95,000	98,500	Loan Agreement - 0.13%
CSC Holdings			Frontier Communications Tranche B-1
6.75% 11/15/21	50,000	51,837	TBD 6/17/24 X	63,000	59,745
144A 7.75% 7/15/25 #	200,000	209,494	Total Loan Agreement (cost $61,275)		59,745
Gray Television 144A 7.00% 5/15/27 #	55,000	55,030
Lamar Media 5.75% 2/1/26	60,000	61,725	Municipal Bonds - 2.41%
Netflix 5.875% 11/15/28	80,000	86,044	Allegheny County, Pennsylvania
Sinclair Television Group 144A 5.125%			Industrial Development Authority
2/15/27 #	45,000	38,409	Revenue
Sirius XM Radio			(United States Steel Corporation
144A 5.00% 8/1/27 #	25,000	25,511	Project) 4.875% 11/1/24	100,000	90,579
144A 5.50% 7/1/29 #	75,000	76,916
		815,336

NQ-FL7 [3/20] 5/20 (1179284) Total Return Series-4

Delaware VIP® Total Return Series
Schedule of investments (continued)

	Principal	Value				Principal	Value
	amount°	(US $)				amount°	(US $)
Municipal Bonds (continued)			Sovereign Bonds Δ (continued)
Colorado Health Facilities Authority			El Salvador - 0.04%
Revenue			El Salvador Government International
(Cappella of Grand Junction Project)			Bond 144A 7.65% 6/15/35 #			20,000	$17,206
144A 5.00% 12/1/54 #	250,000	$211,452					17,206
National Finance Authority Revenue			Mexico - 0.04%
(The Vista Project) Series A 144A			Mexican Bonos 7.75% 5/29/31		MXN	400,000	17,306
5.25% 7/1/39 #	250,000	236,095					17,306
New Jersey Tobacco Settlement			Paraguay - 0.45%
Financing Corporation			Paraguay Government International
Subordinate Series B 5.00% 6/1/46	250,000	240,973	Bond 144A 5.60% 3/13/48 #			200,000	206,002
Puerto Rico Sales Tax Financing
							206,002
Revenue
(Restructured) Series A-1 4.75%			Romania - 0.02%
7/1/53	335,000	316,294	Romanian Government International
Total Municipal Bonds			Bond 144A 3.375% 1/28/50 #		EUR	10,000	9,908
(cost $1,248,592)		1,095,393					9,908
			Total Sovereign Bonds
Non-Agency Asset-Backed			(cost $491,482)				439,788
Security - 0.22%
Citibank Credit Card Issuance Trust			US Treasury Obligations - 0.33%
Series 2018-A1 A1 2.49% 1/20/23	100,000	100,730	US Treasury Bond
Total Non-Agency Asset-Backed			4.50% 2/15/36			5,000	7,686
Security (cost $100,848)		100,730	US Treasury Floating Rate Note
			0.239% (USBMMY3M + 0.154%)
Non-Agency Commercial			1/31/22	•		60,000	60,004
Mortgage-Backed			US Treasury Inflation
Securities - 0.57%			Indexed Note
BANK			0.125% 1/15/30			70,187	72,418
Series 2019-BN21 A5			US Treasury Note
2.851% 10/17/52	50,000	51,416	1.125% 2/28/25			5,000	5,187
GS Mortgage Securities Trust			US Treasury Strip Principal
Series 2017-GS5 A4 3.674% 3/10/50 .	50,000	52,363	2.26% 5/15/44 ^			5,000	3,585
JPM-BB Commercial Mortgage			Total US Treasury Obligations
Securities Trust			(cost $147,562)				148,880
Series 2015-C31 A3 3.801% 8/15/48	50,000	53,373
Morgan Stanley Bank of America Merrill						Number of
Lynch Trust						shares
Series 2016-C29 A4 3.325% 5/15/49	50,000	51,239	Common Stock - 60.62%
Wells Fargo Commercial Mortgage Trust			Communication Services - 5.92%
Series 2016-BNK1 A3			AT&T			22,900	667,535
2.652% 8/15/49	50,000	49,203	Comcast Class A			16,583	570,124
Total Non-Agency Commercial			KDDI			2,100	62,031
Mortgage-Backed Securities			Orange			3,870	46,856
(cost $264,633)		257,594	Publicis Groupe			1,630	46,584
			Verizon Communications			14,300	768,339
Sovereign Bonds - 0.97% Δ			Walt Disney			5,433	524,828
Dominican Republic - 0.42%							2,686,297
Dominican Republic International Bond
144A 6.00% 7/19/28 #	198,000	189,366	Consumer Discretionary - 3.97%
			adidas AG			135	29,974
		189,366	Amazon. com †			188	366,547
			Dollar Tree †			9,200	675,924

NQ-FL7 [3/20] 5/20 (1179284) Total Return Series-5

Delaware VIP® Total Return Series
Schedule of investments (continued)

	Number of	Value		Number of	Value
	shares	(US $)		shares	(US $)
Common Stock (continued)			Common Stock (continued)
Consumer Discretionary (continued)			Industrials - 4.85%
Hennes & Mauritz Class B	980	$ 12,541	Caterpillar	3,411	$395,812
Lowe’s	7,400	636,770	G4S	23,650	26,900
Next	260	13,044	General Electric	12,499	99,242
Sodexo	570	38,278	Honeywell International	2,103	281,360
Swatch Group	160	31,424	Makita	1,100	33,554
		1,804,502	Northrop Grumman	2,200	665,610
Consumer Staples - 5.88%			Raytheon	4,000	524,600
Archer-Daniels-Midland	19,600	689,528	Secom	200	16,542
Asahi Group Holdings	900	29,199	Securitas Class B	3,440	36,954
Conagra Brands	26,500	777,510	Waste Management	1,322	122,364
Danone	1,180	75,518			2,202,938
Diageo	1,540	48,833	Information Technology - 7.34%
Kao	300	24,440	Broadcom	2,700	640,170
Kerry Group Class A	170	19,724	Cisco Systems	17,500	687,925
Kirin Holdings	800	15,800	Intel	13,400	725,208
Koninklijke Ahold Delhaize	3,970	92,487	Microsoft	2,753	434,176
Lawson	600	32,934	Oracle	14,000	676,620
Mondelez International Class A	14,300	716,144	Texas Instruments	1,704	170,281
Nestle	785	80,359			3,334,380
Seven & i Holdings	2,000	66,050	Materials - 1.31%
		2,668,526	Air Liquide	590	75,312
Energy - 1.78%			DuPont de Nemours	15,300	521,730
ConocoPhillips	14,200	437,360			597,042
Marathon Oil	37,617	123,760	REIT Diversified - 0.53%
Occidental Petroleum	21,500	248,970	Alpine Income Property Trust	8,000	98,480
		810,090	Lexington Realty Trust	14,100	140,013
Financials - 7.67%					238,493
Allstate	7,000	642,110	REIT Healthcare - 0.79%
American International Group	17,400	421,950	Assura	172,491	178,805
Bank of New York Mellon	17,500	589,400	Healthpeak Properties	4,686	111,761
Blackstone Group Class A	1,471	67,033	Sabra Health Care REIT	3,600	39,312
Hercules Capital	24,431	186,653	Welltower	623	28,521
JPMorgan Chase & Co	4,213	379,296			358,399
Marsh & McLennan	8,000	691,680
Truist Financial	16,300	502,692	REIT Hotel - 0.38%
		3,480,814	MGM Growth Properties Class A	1,800	42,606
			VICI Properties	7,700	128,128
Healthcare - 12.91%					170,734
Abbott Laboratories	8,600	678,626
AbbVie	3,729	284,112	REIT Industrial - 0.56%
Brookdale Senior Living †	70,253	219,189	Americold Realty Trust	3,700	125,948
Cardinal Health	14,900	714,306	Prologis	1,600	128,592
Cigna	4,200	744,156			254,540
CVS Health	11,900	706,027	REIT Information Technology - 0.03%
Fresenius Medical Care AG & Co	1,010	65,929	American Tower	72	15,678
Johnson & Johnson	5,800	760,554			15,678
Merck & Co	9,800	754,012	REIT Mall - 0.05%
Novo Nordisk Class B	1,620	96,740	Simon Property Group	400	21,944
Pfizer	22,900	747,456			21,944
Roche Holding	280	90,088
		5,861,195

NQ-FL7 [3/20] 5/20 (1179284) Total Return Series-6

Delaware VIP® Total Return Series
Schedule of investments (continued)

	Number of	Value		Number of	Value
	shares	(US $)		shares	(US $)
Common Stock (continued)			Convertible Preferred Stock - 2.30%
REIT Manufactured Housing - 0.53%			AMG Capital Trust II 5.15% exercise
Equity LifeStyle Properties	1,800	$ 103,464	price $195.47, maturity date 10/15/37 .	3,271	$99,561
Sun Communities	1,100	137,335	Bank of America 7.25% exercise price
		240,799	$50.00 y	136	172,179
REIT Mortgage - 0.04%			El Paso Energy Capital Trust I 4.75%
Annaly Capital Management	3,975	20,153	exercise price $34.49, maturity date
		20,153	3/31/28	4,518	194,274
REIT Multifamily - 2.71%			Lyondellbasell Advanced Polymers
Apartment Investment & Management			6.00% exercise price $52.33 y	243	251,338
Class A	2,500	87,875	QTS Realty Trust 6.50% exercise price
Bluerock Residential Growth REIT	3,709	20,659	$46.94 y	1,500	192,840
Camden Property Trust	1,438	113,947	Wells Fargo & Co. 7.50% exercise price
Equity Residential	10,600	654,126	$156.71 y	107	136,320
Grainger	22,257	70,829
Killam Apartment Real Estate Investment			Total Convertible Preferred Stock
Trust	3,554	39,851	(cost $1,186,155)		1,046,512
NexPoint Residential Trust	3,565	89,874
UDR	4,200	153,468	Preferred Stock - 0.13%
			Bank of America 6.50% µ	55,000	58,063
		1,230,629
			Total Preferred Stock (cost $62,154)		58,063
REIT Office - 0.27%
Cousins Properties	3,400	99,518	Exchange-Traded Funds - 0.89%
Postal Realty Trust Class A	1,441	22,797	iShares MSCI EAFE ETF	30	1,604
		122,315	SPDR Gold Shares †	1,559	230,810
REIT Self-Storage - 0.19%			VanEck Vectors High-Yield Municipal
Extra Space Storage	900	86,184	Index ETF	3,032	158,452
		86,184	Vanguard FTSE Developed Markets ETF .	390	13,003
REIT Shopping Center - 0.03%			Total Exchange-Traded Funds
Brixmor Property Group	100	950	(cost $438,114)		403,869
Retail Properties of America Class A	2,700	13,959	Short-Term Investments - 5.54%
		14,909	Money Market Mutual Funds - 5.54%
REIT Single Tenant - 0.36%			BlackRock FedFund - Institutional Shares
National Retail Properties	1,200	38,628	(seven-day effective yield 0.33%)	503,299	503,299
Spirit Realty Capital	2,100	54,915	Fidelity Investments Money Market
STORE Capital	3,800	68,856	Government Portfolio - Class I
		162,399	(seven-day effective yield 0.30%)	503,299	503,299
REIT Specialty - 0.66%			GS Financial Square Government Fund -
Front Yard Residential	11,400	136,230	Institutional Shares (seven-day
Invitation Homes	4,400	94,028	effective yield 0.34%)	503,299	503,299
Safehold	1,100	69,553	Morgan Stanley Government Portfolio -
		299,811	Institutional Share Class (seven-day
Utilities - 1.86%			effective yield 0.22%)	503,299	503,299
Edison International	12,200	668,438	State Street Institutional US Government
NextEra Energy	317	76,277	Money Market Fund - Investor Class
TerraForm Power Class A	6,339	99,966	(seven-day effective yield 0.24%)	503,299	503,299
		844,681	Total Short-Term Investments
Total Common Stock			(cost $2,516,495)		2,516,495
(cost $33,389,631)		27,527,452

NQ-FL7 [3/20] 5/20 (1179284) Total Return Series-7

Delaware VIP® Total Return Series
Schedule of investments (continued)

Total Value of Securities - 99.32%
(cost $52,514,790)	$45,101,839
Receivables and Other Assets Net of Liabilities - 0.68%	308,593
Net Assets Applicable to 3,992,946 Shares Outstanding - 100.00%	$45,410,432

# Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2020, the aggregate value of Rule 144A securities was $5,670,122, which represents 12.49% of the Series’ net assets.
° Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
Δ Securities have been classified by country of origin.
µ Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at March 31, 2020. Rate will reset at a future date.
y No contractual maturity date.
† Non-income producing security.
• Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at March 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their description above.
X This loan will settle after March 31, 2020, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.
^ Zero-coupon security. The rate shown is the effective yield at the time of purchase.

The following foreign currency exchange contracts and swap contracts were outstanding at March 31, 2020:
Foreign Currency Exchange Contracts

		Currency to			Settlement	Unrealized	Unrealized
Counterparty		Receive (Deliver)		In Exchange For	Date	Appreciation	Depreciation
BNYM	CHF	(3,145)	USD	3,262	4/2/20	$—	$(6)
BNYM	DKK	(6,326)	USD	933	4/2/20	—	(1)
BNYM	EUR	(3,795)	USD	4,175	4/2/20	—	(11)
BNYM	JPY	(627,750)	USD	5,775	4/2/20	—	(63)
BNYM	SEK	124,518	USD	(12,589)	4/2/20	—	(2)
JPMCB	EUR	(10,379)	USD	11,915	6/19/20	492	—
Total Foreign Currency Exchange Contracts						$492	$(83)

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Delaware VIP® Total Return Series
Schedule of investments (continued)

Swap Contracts

CDS Contracts[1]

						Variation
Counterparty/						Margin
Reference Obligation/		Annual		Upfront		Due from
Termination Date/	Notional	Protection		Payments	Unrealized	(Due to)
Payment Frequency	Amount[2]	Payments	Value	Paid (Received)	Depreciation[3]	Brokers
Over-The-Counter/
Protection Purchases
Moody’s Ratings:
JPMCB-Mexico
3.60%
12/31/21 WR
6/20/25 - Quarterly	87,000	1.00%	$5,599	$6,498	$(899)	$—
JPMCB-Republic
of Columbia
10.375%
1/28/33 Baa2
6/20/25 - Quarterly	167,000	1.00%	10,082	13,623	(3,541)	—
JPMCB-Republic
of Indonesia
3.30%
9/18/29 Baa2
6/20/25 - Quarterly	70,000	1.00%	3,692	4,899	(1,207)	—
Total CDS Contracts			$19,373	$25,020	$(5,647)	$—

The use of foreign currency exchange contracts and swap contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contracts and notional amount presented above represent the Series’ total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) and variation margin are reflected in the Series’ net assets.
1 A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index) . Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the CDS agreement.
[2] Notional amount shown is stated in USD unless noted that the swap is denominated in another currency.
[3] Unrealized appreciation (depreciation) does not include periodic interest payments (receipt) on swap contracts accrued daily in the amount of $(76) .
Summary of abbreviations:
BNYM - Bank of New York Mellon
CDS - Credit Default Swap
CHF - Swiss Franc
DKK - Danish Krone
EAFE - Europe Australasia and Far East
ETF - Exchange-Traded Fund
EUR - European Monetary Unit
FTSE - Financial Times Stock Exchange 100 Index
GS - Goldman Sachs
ICE - Intercontinental Exchange

NQ-FL7 [3/20] 5/20 (1179284) Total Return Series-9

Delaware VIP® Total Return Series
Schedule of investments (continued)

Summary of abbreviations (continued):
JPMBB - JPMorgan Barclays Bank
JPMCB - JPMorgan Chase Bank, National Association
JPY - Japanese Yen
LIBOR - London interbank offered rate
LIBOR03M - ICE LIBOR USD 3 Month
LIBOR06M - ICE LIBOR USD 6 Month
MSCI - Morgan Stanley Capital International
MXN - Mexican Peso
REIT - Real Estate Investment Trust
SEK - Swedish Krona
S.F. - Single Family
S&P - Standard and Poor’s
SPDR - S&P Depositary Receipts
TBD - To be determined
USBMMY3M - US Treasury 3 Month Bill Money
USD - US Dollar
yr-Year

NQ-FL7 [3/20] 5/20 (1179284) Total Return Series-10